Cover	Aug. 21, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 21, 2023
Entity Registrant Name	EARTHSTONE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35049
Entity Tax Identification Number	84-0592823
Entity Address, Address Line One	1400 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	298-4246
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	ESTE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000010254
Amendment Flag	true
Amendment Description	425 check box